[UNIFI Letterhead]

Gregory C. Sernett
Assistant Vice President,
Associate General Counsel,
and Assistant Secretary             Ameritas Life Insurance Corp.
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                                               5900 "O" Street
                                               Lincoln, NE  68510
                                               402-467-1122


May 5, 2006

                                         Transmitted via EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk


RE:  The Union Central Life Insurance Company (Depositor)
     Carillon Life Account (1940 Act No. 811-09076)
     Excel Accumulator Flexible Premium Variable Universal
          Life Insurance Policy
     (1933 Act No. 333-116386)
     Rule 497(j) Certification

Dear Sir or Madam:

Ameritas Life Insurance Corp. provides administrative and legal services for The Union Central Life Insurance Company and its
Separate Accounts (collectively referred to as "Union Central").

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2006, for Carillon Account ("Separate Account"), File No. 333-116386, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

  1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 4 to the Separate Account's registration statement for File No. 333-116386 on Form N-6 filed with the SEC May 1, 2006; and

  2. The text of Post-Effective Amendment No. 4 to the Separate
     Account's registration statement for File No. 333-116386 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7853.

Sincerely,

/s/ Gregory C. Sernett

Gregory C. Sernett
Assistant Vice President, Associate General Counsel, and Assistant Secretary
Ameritas Life Insurance Corp.